OTHER LONG TERM ASSETS - Summary of Outstanding Seller's Credit Receivable (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
2018	$ 500
2019	1,500
2020	0
2021	0
2022	0
Thereafter	0
Total	$ 2,000